Alger Growth and Income Fund Expense Example, No Redemption - Class A C Shares [Member] - Alger Growth and Income Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 171
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	$ 1,987